Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$335,479.63

Principal:
Principal Collections	$7,757,558.25
Prepayments in Full	$2,579,802.13
Liquidation Proceeds	$149,312.67
Recoveries	$80,748.14
Sub Total	$10,567,421.19
Collections	$10,902,900.82

Purchase Amounts:
Purchase Amounts Related to Principal	$7,293.99
Purchase Amounts Related to Interest	$23.63
Sub Total	$7,317.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,910,218.44

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	44
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,910,218.44
Servicing Fee	$127,092.63	$127,092.63	$0.00	$0.00	$10,783,125.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,783,125.81
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,783,125.81
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,783,125.81
Interest - Class A-4 Notes	$91,048.68	$91,048.68	$0.00	$0.00	$10,692,077.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,692,077.13
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$10,641,844.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,641,844.13
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$10,604,358.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,604,358.46
Regular Principal Payment	$9,757,519.23	$9,757,519.23	$0.00	$0.00	$846,839.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$846,839.23
Residual Released to Depositor	$0.00	$846,839.23	$0.00	$0.00	$0.00

Total		$10,910,218.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,757,519.23
Total					$9,757,519.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,757,519.23	$102.67	$91,048.68	$0.96	$9,848,567.91	$103.63
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$9,757,519.23	$9.27	$178,767.35	$0.17	$9,936,286.58	$9.44

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$70,037,443.29	0.7369260	$60,279,924.06	0.6342585
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$122,617,443.29	0.1164845	$112,859,924.06	0.1072151

Pool Information
Weighted Average APR	2.724%	2.729%
Weighted Average Remaining Term	22.44	21.71
Number of Receivables Outstanding	12,495	12,107
Pool Balance	$152,511,157.88	$141,950,291.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$143,670,632.02	$133,913,112.79
Pool Factor	0.1330593	0.1238454

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$8,037,179.00
Targeted Overcollateralization Amount	$29,090,367.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,090,367.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	44
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		29	$66,899.05
(Recoveries)		36	$80,748.14
Net Loss for Current Collection Period			$(13,849.09)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.1090)%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8075%
Second Prior Collection Period			(0.1377)%
Prior Collection Period			0.7101%
Current Collection Period			(0.1129)%
Four Month Average (Current and Prior Three Collection Periods)			0.3168%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,606	$6,247,198.75
(Cumulative Recoveries)			$1,862,961.94
Cumulative Net Loss for All Collection Periods			$4,384,236.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3825%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,889.91
Average Net Loss for Receivables that have experienced a Realized Loss			$2,729.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.84%	142	$2,617,016.56
61-90 Days Delinquent	0.19%	18	$267,342.15
91-120 Days Delinquent	0.03%	2	$37,956.18
Over 120 Days Delinquent	0.32%	21	$449,840.27
Total Delinquent Receivables	2.38%	183	$3,372,155.16

Repossession Inventory:
Repossessed in the Current Collection Period		6	$147,072.12
Total Repossessed Inventory		8	$191,916.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4236%
Prior Collection Period			0.3922%
Current Collection Period			0.3386%
Three Month Average			0.3848%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5320%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	August 2025
Payment Date	9/15/2025
Transaction Month	44

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	41	$735,638.97
2 Months Extended	53	$985,354.76
3+ Months Extended	17	$258,401.94

Total Receivables Extended	111	$1,979,395.67
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer